Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	6,979,883.723	9,059,136.131
General Partner, Units (in units)	79,748.769	99,481.769
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	3,273
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,043,048.335	3,983,851.059
General Partner, Units (in units)	35,877.343	48,440.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	1,737
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	12,772	0
Limited Partners, Units (in units)	776,379.501	936,792.541
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,140,837.802	7,211,352.161
General Partner, Units (in units)	58,037.274	78,414.692
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments, cost	17,491,367	55,017,097
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments, cost	6,033,345	8,952,411
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments, cost	8,102,894	8,952,411
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	3,780
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	0	7,715
Limited Partners, Units (in units)	10,222,252.707	13,483,404.778
General Partner, Units (in units)	121,510.879	150,810.001